CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value, (dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common shares, par value, (dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	1,000,000,000	0
Common shares, shares issued (in shares)	115,218,229	0
Common shares, shares outstanding (in shares)	115,218,229	0